NOTE 4 – ADVANCES RECEIVABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
NOTE 4 - ADVANCES RECEIVABLE - Schedule of Cash Advances - Annual
	June 30,	December 31,
	2022	2021
Advance principal receivable -G	$48,163	$54,529
Advance principal receivable -J	19,480	21,643
Interest due	5,377	4,079
Total advances receivable	$73,020	$80,251

	December 31,	December 31,
	2021	2020
Advance principal receivable -G	$54,529	$54,496
Advance principal receivable -J	21,643	21,799
Interest due	4,079	3,116
Total advances receivable	$80,251	$79,411